Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Investments in Associates and Joint Ventures
13. Investments in Associates and Joint Ventures
13.1 Details of investments in associates and joint ventures as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
KB-KDBC Pre-IPO New Technology Business Investment Fund 2	66.66	￦	3,601	￦	6,063	￦	6,063	Investment finance	Korea
Balhae Infrastructure Company 1	12.61		95,437		93,803		93,766	Investment finance	Korea
Aju Good Technology Venture Fund	38.46		343		14,296		14,296	Investment finance	Korea
Incheon Bridge Co., Ltd. 1	14.99		9,158		(12,640)		—	Operation of highways and related facilities	Korea
Big Dipper Co., Ltd. 1	17.77		440		94		94	Research, consulting, and big data	Korea
Food Factory Co., Ltd. 3	22.22		1,000		654		1,483	Farm product distribution	Korea
KBSP Private Equity Fund No.4 1	14.95		6,100		2,494		2,494	Investment finance	Korea
Korea Credit Bureau Co., Ltd. 1	9.00		4,500		5,617		5,617	Credit information	Korea
KB Social Impact Investment Fund	30.00		4,500		4,853		4,853	Investment finance	Korea
KB-Solidus Global Healthcare Fund 2	43.33		17,217		17,789		18,485	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		1,826		4,738		4,738	Investment finance	Korea
KB-TS Technology Venture Private Equity Fund 2	56.00		9,072		12,372		12,372	Investment finance	Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund 2	42.55		—		6,145		5,395	Investment finance	Korea
KB-SJ Tourism Venture Fund 1	18.52		4,599		3,242		3,242	Investment finance	Korea
UNION Media Commerce Fund	28.99		1,000		952		952	Investment finance	Korea
KB-Stonebridge Secondary Private Equity Fund 1	14.56		16,837		18,885		18,885	Investment finance	Korea
KB SPROTT Renewable Private Equity Fund No.1 2	37.69		17,566		15,946		15,910	Investment finance	Korea
KB-UTC Inno-Tech Venture Fund 2	44.29		19,124		15,680		17,977	Investment finance	Korea
WJ Private Equity Fund No.1	26.95		10,000		9,482		9,482	Investment finance	Korea
All Together Korea Fund No.2 4	99.99		10,000		10,541		10,541	Asset management	Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund 1	12.00		9,572		17,810		17,810	Asset management	Korea
2020 KB Fintech Renaissance Fund 1	5.05		550		1,041		1,041	Investment finance	Korea
KB Material and Parts No.1 PEF 1	14.47		3,400		3,300		3,300	Investment finance	Korea
FineKB Private Equity Fund No.1	25.00		10,650		7,697		7,697	Investment finance	Korea
G payment Joint Stock Company	43.84		8,950		3,319		8,966	Investment advisory and securities trading	Vietnam
KB-GeneN Medical Venture Fund No.1	22.52		2,000		1,923		1,923	Investment finance	Korea
KB-BridgePole Venture Investment Fund 1	6.30		136		863		863	Investment finance	Korea
KB-Kyobo New Mobility Power Fund	28.57		3,000		2,622		2,622	Investment finance	Korea
DA-Friend New Technology Investment Fund No.2	27.40		988		928		928	Investment finance	Korea
Cornerstone Pentastone Fund No.4	21.05		818		775		775	Investment finance	Korea
Star-Lord General Investors Private Real Estate Investment Company No.10	26.24		46,700		27,213		—	Real estate investment	Korea
KB-Badgers Future Mobility ESG Fund No.1	40.91		7,675		6,105		6,105	Investment finance	Korea
JS Private Equity Fund No.3	20.48		1,700		1,862		1,862	Investment finance	Korea
Mirae Asset Mobility Investment Fund No.1	22.99		2,000		1,949		1,949	Investment finance	Korea
KB-FT Green Growth 1st Technology Investment Association 1	10.34		2,000		1,928		1,928	Investment finance	Korea
Glenwood Credit Private Equity Fund No.2	29.89		42,000		43,922		43,922	Investment finance	Korea

(In millions of Korean won)	December 31, 2023
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
THE CHAEUL FUND NO.1	31.25	￦	1,000	￦	972	￦	972	Investment finance	Korea
Smart Korea KB Future9-Sejong Venture Fund	38.46		2,366		2,398		2,398	Investment finance	Korea
KB-KTB Technology Venture Fund 2	50.90		22,401		21,391		21,391	Investment finance	Korea
KB-SOLIDUS Healthcare Investment Fund 2	90.40		42,540		41,326		40,172	Investment finance	Korea
Paramark KB Fund No.1 1	17.34		15,541		13,645		13,645	Investment finance	Korea
KB Co-Investment Private Equity Fund No.1 1	7.12		9,476		9,477		9,376	Investment finance	Korea
POSITIVE Sobujang Venture Fund No.1	44.00		2,000		1,965		1,965	Investment finance	Korea
History 2022 Fintech Fund	34.80		2,000		1,938		1,938	Investment finance	Korea
KB-NP Green ESG New Technology Venture Capital Fund	29.85		20,449		19,429		19,429	Investment finance	Korea
TMAP Mobility Co., Ltd. 1	8.25		199,981		51,866		183,572	Application software development and supply	Korea
Nextrade Co., Ltd. 1	6.64		9,700		9,225		9,225	Investment finance	Korea
Shinhan Global Mobility Fund No.1	24.56		1,345		1,324		1,324	Investment finance	Korea
SKB Next Unicorn K-Battery Fund No.1	24.84		1,908		1,890		1,890	Investment finance	Korea
Lakewood-AVES Fund No.1	39.06		2,000		1,977		1,977	Investment finance	Korea
MW-Pyco NewWave New Technology Investment Fund 4th 2	51.30		2,000		1,965		1,965	Investment finance	Korea
Bitgoeul Cheomdan Green 1st Co., Ltd. 1	19.00		190		165		165	Electricity	Korea
KB-SUSUNG 1st Investment Fund 1	15.00		3,000		2,953		2,953	Investment finance	Korea
KY Global Cell & Gene Private Equity Fund 2nd	20.43		27,034		26,969		26,969	Investment finance	Korea
Friend 55 New Technology Business Investment Fund 2	53.30		1,200		1,182		1,182	Investment finance	Korea
DSIP-Pharos Bioenergy Fund	34.10		4,000		16,458		16,458	Investment finance	Korea
Shinhan-Eco Venture Fund 2nd	20.00		1,825		1,800		1,800	Investment finance	Korea
Leading H2O Fund 1	48.20		1,500		1,489		1,489	Investment finance	Korea
2023 JB Newtech No.2 Fund	25.70		1,800		1,786		1,786	Investment finance	Korea
U-KB Credit No.1 Private Equity	33.33		6,900		6,850		6,850	Investment finance	Korea
KB-BridgePole Venture Investment Fund No.2 1	14.29		1,500		1,494		1,494	Investment finance	Korea
Sirius Silicon Valley I New Technology Fund	20.43		500		485		485	Investment finance	Korea
Others			1,978		1,731		1,016

		￦	760,593	￦	598,413	￦	722,222

(In millions of Korean won)	December 31, 2024
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
KB-KDBC Pre-IPO New Technology Business Investment Fund 2	66.66	￦	3,001	￦	5,203	￦	5,203	Investment finance	Korea
Balhae Infrastructure Company 1	16.37		138,678		139,015		139,015	Investment finance	Korea
Aju Good Technology Venture Fund	38.46		343		9,313		9,313	Investment finance	Korea
Incheon Bridge Co., Ltd. 1	14.99		9,158		(535)		—	Operation of highways and related facilities	Korea
Big Dipper Co., Ltd. 1	17.77		440		32		32	Research, consulting, and big data	Korea
Food Factory Co., Ltd.	22.22		1,000		684		1,541	Farm product distribution	Korea

(In millions of Korean won)	December 31, 2024
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
KBSP Private Equity Fund No.4 1	14.95	￦	6,100	￦	3,995	￦	3,995	Investment finance	Korea
Korea Credit Bureau Co., Ltd. 1	9.00		4,500		7,948		7,948	Credit information	Korea
KB Social Impact Investment Fund	30.00		4,500		3,514		3,514	Investment finance	Korea
KB-Solidus Global Healthcare Fund 2	43.33		17,217		16,829		17,525	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		1,826		3,223		3,223	Investment finance	Korea
KB-TS Technology Venture Private Equity Fund 2	56.00		6,608		11,129		11,129	Investment finance	Korea
KB-SJ Tourism Venture Fund 1	18.52		568		1,781		1,781	Investment finance	Korea
UNION Media Commerce Fund	28.99		1,000		946		946	Investment finance	Korea
KB-Stonebridge Secondary Private Equity Fund 1	14.56		16,171		16,867		16,867	Investment finance	Korea
KB SPROTT Renewable Private Equity Fund No.1 2	37.69		9,216		5,764		7,640	Investment finance	Korea
KB-UTC Inno-Tech Venture Fund 2	44.29		18,849		11,730		15,482	Investment finance	Korea
WJ Private Equity Fund No.1	26.95		10,000		9,423		9,423	Investment finance	Korea
All Together Korea Fund No.2 4	99.99		10,000		10,847		10,847	Asset management	Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund 1	12.00		10,758		16,043		16,043	Asset management	Korea
2020 KB Fintech Renaissance Fund 1	5.05		550		1,077		1,077	Investment finance	Korea
FineKB Private Equity Fund No.1	25.00		15,940		13,712		13,712	Investment finance	Korea
G payment Joint Stock Company	43.84		7,445		1,504		2,521	Investment advisory and securities trading	Vietnam
KB-GeneN Medical Venture Fund No.1	22.52		2,000		1,880		1,880	Investment finance	Korea
DA-Friend New Technology Investment Fund No.2	27.40		988		906		906	Investment finance	Korea
Cornerstone Pentastone Fund No.4	21.05		818		764		764	Investment finance	Korea
Star-Lord General Investors Private Real Estate Investment Company No.10	26.24		46,700		24,452		—	Real estate investment	Korea
KB-Badgers Future Mobility ESG Fund No.1	40.91		18,076		13,109		13,109	Investment finance	Korea
JS Private Equity Fund No.3	20.48		945		742		742	Investment finance	Korea
Mirae Asset Mobility Investment Fund No.1	22.99		2,000		1,918		1,918	Investment finance	Korea
KB-FT Green Growth 1st Technology Investment Association 1	10.34		2,000		1,889		1,889	Investment finance	Korea
Glenwood Credit Private Equity Fund No.2	29.89		42,000		44,380		44,380	Investment finance	Korea
THE CHAEUL FUND NO.1	31.25		1,000		954		954	Investment finance	Korea
Smart Korea KB Future9-Sejong Venture Fund	38.46		2,366		2,325		2,325	Investment finance	Korea
KB-KTB Technology Venture Fund 2	50.90		28,001		25,446		25,448	Investment finance	Korea
KB-SOLIDUS Healthcare Investment Fund 2	90.40		65,810		62,383		62,282	Investment finance	Korea
Paramark KB Fund No.1 1	17.34		23,671		23,219		23,219	Investment finance	Korea
KB Co-Investment Private Equity Fund No.1 1	7.12		15,509		15,968		15,968	Investment finance	Korea
POSITIVE Sobujang Venture Fund No.1	44.00		879		869		869	Investment finance	Korea
History 2022 Fintech Fund	34.80		2,000		1,896		1,896	Investment finance	Korea
KB-NP Green ESG New Technology Venture Capital Fund	29.85		40,249		38,592		38,592	Investment finance	Korea
TMAP Mobility Co., Ltd. 1	8.25		199,981		52,287		182,000	Application software development and supply	Korea
Nextrade Co., Ltd. 1	6.64		9,700		8,180		8,180	Investment finance	Korea

(In millions of Korean won)	December 31, 2024
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
Shinhan Global Mobility Fund No.1	24.56	￦	1,345	￦	1,294	￦	1,294	Investment finance	Korea
SKB Next Unicorn K-Battery Fund No.1	24.84		1,908		1,850		1,850	Investment finance	Korea
MW-Pyco NewWave New Technology Investment Fund 4th 2	51.30		2,000		1,922		1,922	Investment finance	Korea
Bitgoeul Cheomdan Green 1st Co., Ltd. 1	19.00		342		241		241	Electricity	Korea
KB-SUSUNG 1st Investment Fund 1	15.00		1,614		2,188		2,188	Investment finance	Korea
Shinhan-Eco Venture Fund 2nd	20.00		2,050		1,973		1,973	Investment finance	Korea
Leading H2O Fund 1	48.20		1,500		1,455		1,455	Investment finance	Korea
2023 JB Newtech No.2 Fund	25.70		1,406		1,705		1,705	Investment finance	Korea
U-KB Credit No.1 Private Equity	33.33		7,300		8,006		8,006	Investment finance	Korea
KB-BridgePole Venture Investment Fund No.2 1	14.29		1,500		1,463		1,463	Investment finance	Korea
Sirius Silicon Valley I New Technology Fund	23.81		500		474		474	Investment finance	Korea
FineKB Private Equity Fund No.2 1	0.85		250		248		248	Investment finance	Korea
Timefolio Athleisure Investment Fund	48.19		4,000		3,923		3,923	Investment finance	Korea
VIG Private Equity Fund V-3	39.60		1,636		4,126		1,636	Investment finance	Korea
COMPA Global Scale-Up Fund No.3	30.00		1,000		980		980	Investment finance	Korea
AKK Robotech Valueup New Technology Investment Fund 1	5.00		1,000		1,127		1,127	Investment finance	Korea
YG MCE PROJECT NO.1 Fund	27.80		1,500		1,477		1,477	Investment finance	Korea
HI YG Win-win Fund No.2	20.62		2,000		1,973		1,973	Investment finance	Korea
KB-CJ Venture Fund 1st	40.00		1,800		1,733		1,733	Investment finance	Korea
Elohim-Bilanx aerospace No.1 Fund	20.94		2,000		1,978		1,978	Investment finance	Korea
KB-SUSUNG 2st Investment Fund 1	12.66		2,000		1,981		1,981	Investment finance	Korea
IMM global Secondary 1-1 Equity Private Fund	41.65		2,819		3,754		3,754	Investment finance	Korea
LIB Material Investment Fund	25.49		4,098		1,475		1,475	Investment finance	Korea
NOVORSEC-SJG Consumer Secondary Fund	24.30		1,700		1,688		1,688	Investment finance	Korea
Allra Fintech Corp. 1	15.77		8,532		1,638		8,684	System software development and supply	Korea
Reboot Private Equity Fund	21.50		7,000		6,946		6,946	Investment finance	Korea
KB-SBI Global Strategic Capital Fund	36.39		11,299		10,782		10,784	Investment finance	Korea
KB-Cyrus Tourism Venture Fund 1	18.52		1,000		977		977	Investment finance	Korea
IBKS Design Fund	46.51		2,000		1,996		1,996	Investment finance	Korea
NICE DATA INTELLIGENCE VENTURE FUND	23.53		1,000		998		998	Investment finance	Korea
Pectus Hanhwa Fund 2	29.41		2,000		1,950		1,950	Investment finance	Korea
KB-IMM New Star Real Estate Private Fund I 2	61.67		31,563		33,074		33,074	Investment finance	Korea
Korea Environment Technology Co., Ltd.	24.31		107,428		43,156		107,428	Non-designated waste treatment	Korea
Others			2,841		2,367		1,911

		￦	1,020,492	￦	765,121	￦	947,390

1
As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.

2
In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.

3	The ownership of Food Factory Co., Ltd. would be 30.00% as of December 31, 2023, considering the potential voting rights of convertible bonds.
4	As of December 31, 2023 and 2024, the Group participates in the investment management committee but cannot exercise control.
In accordance with IAS No.28
Investments in Associates and Joint Ventures
, the Group elected an exemption from applying the equity method for 64 companies including Banksalad Co., Ltd. and classified them as financial assets at fair value through profit or loss.
Although the Group holds 20% or more of the ownership, investment trusts with limited influence on related activities according to trust contracts, and companies with limited influence on related activities due to bankruptcy and corporate rehabilitation proceedings are excluded from associates.
13.2 Condensed financial information, adjustments to the carrying amount, and dividend from major investments in associates and joint ventures as of and for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
	December 31, 2023*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	9,095	￦	1	￦	5,400	￦	9,094	￦	6,062	￦	1	￦	6,063
Balhae Infrastructure Company		818,545		74,665		794,860		743,880		93,803		(37)		93,766
Aju Good Technology Venture Fund		37,569		395		900		37,174		14,297		(1)		14,296
Incheon Bridge Co., Ltd.		518,134		602,460		61,096		(84,326)		(12,640)		12,640		—
Big Dipper Co., Ltd.		813		285		495		528		94		—		94
Food Factory Co., Ltd.		9,138		6,196		450		2,942		654		829		1,483
KBSP Private Equity Fund No.4		16,807		571		39,700		16,236		2,495		(1)		2,494
Korea Credit Bureau Co., Ltd.		131,164		68,756		10,000		62,408		5,617		—		5,617
KB Social Impact Investment Fund		16,440		263		15,000		16,177		4,853		—		4,853
KB-Solidus Global Healthcare Fund		41,567		517		3,000		41,050		17,789		696		18,485
POSCO-KB Shipbuilding Fund		16,520		1,357		5,840		15,163		4,738		—		4,738
KB-TS Technology Venture Private Equity Fund		28,233		6,139		16,200		22,094		12,372		—		12,372
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		14,441		—		—		14,441		6,145		(750)		5,395
KB-SJ Tourism Venture Fund		18,003		498		24,840		17,505		3,242		—		3,242
UNION Media Commerce Fund		3,318		32		3,450		3,286		952		—		952
KB-Stonebridge Secondary Private Equity Fund		129,860		205		115,598		129,655		18,885		—		18,885
KB SPROTT Renewable Private Equity Fund No.1		42,868		379		46,868		42,489		15,946		(36)		15,910
KB-UTC Inno-Tech Venture Fund		35,978		573		43,180		35,405		15,680		2,297		17,977
WJ Private Equity Fund No.1		35,342		161		37,100		35,181		9,483		(1)		9,482
All Together Korea Fund No.2		10,543		1		10,001		10,542		10,541		—		10,541
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		145,519		474		76,400		145,045		17,810		—		17,810
2020 KB Fintech Renaissance Fund		20,664		38		10,900		20,626		1,041		—		1,041
KB Material and Parts No.1 PEF		22,808		2		23,500		22,806		3,300		—		3,300
FineKB Private Equity Fund No.1		30,930		141		42,600		30,789		7,697		—		7,697

(In millions of Korean won)
	December 31, 2023*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount
G payment Joint Stock Company	￦	10,018	￦	2,386	￦	2,950	￦	7,632	￦	3,319	￦	5,647	￦	8,966
KB-GeneN Medical Venture Fund No.1		8,583		48		8,880		8,535		1,922		1		1,923
KB-BridgePole Venture Investment Fund		13,781		72		2,160		13,709		863		—		863
KB-Kyobo New Mobility Power Fund		9,216		40		10,500		9,176		2,622		—		2,622
DA-Friend New Technology Investment Fund No.2		3,502		74		3,650		3,428		927		1		928
Cornerstone Pentastone Fund No.4		3,623		22		3,800		3,601		775		—		775
Star-Lord General Investors Private Real Estate Investment Company No.10		522,947		419,224		178,000		103,723		27,213		(27,213)		—
KB-Badgers Future Mobility ESG Fund No.1		15,600		672		18,766		14,928		6,106		(1)		6,105
JS Private Equity Fund No.3		9,090		1		8,300		9,089		1,862		—		1,862
Mirae Asset Mobility Investment Fund No.1		8,551		74		8,700		8,477		1,949		—		1,949
KB-FT Green Growth 1st Technology Investment Association		18,649		—		19,345		18,649		1,928		—		1,928
Glenwood Credit Private Equity Fund No.2		147,385		455		140,500		146,930		43,922		—		43,922
THE CHAEUL FUND NO.1		3,111		—		3,200		3,111		972		—		972
Smart Korea KB Future9-Sejong Venture Fund		6,314		81		6,152		6,233		2,398		—		2,398
KB-KTB Technology Venture Fund		42,263		246		44,000		42,017		21,389		2		21,391
KB-SOLIDUS Healthcare Investment Fund		44,875		330		47,190		44,545		41,326		(1,154)		40,172
Paramark KB Fund No.1		78,715		28		89,441		78,687		13,645		—		13,645
KB Co-Investment Private Equity Fund No.1		131,929		257		133,075		131,672		9,477		(101)		9,376
POSITIVE Sobujang Venture Fund No.1		4,494		23		4,550		4,471		1,965		—		1,965
History 2022 Fintech Fund		5,611		39		5,750		5,572		1,938		—		1,938
KB-NP Green ESG New Technology Venture Capital Fund		68,228		1,193		70,557		67,035		19,429		—		19,429
TMAP Mobility Co., Ltd.		849,894		220,824		8,680		629,070		51,866		131,706		183,572
Nextrade Co., Ltd.		139,245		296		146,100		138,949		9,225		—		9,225
Shinhan Global Mobility Fund No.1		5,389		1		5,700		5,388		1,324		—		1,324
SKB Next Unicorn K-Battery Fund No.1		7,609		—		7,700		7,609		1,890		—		1,890
Lakewood-AVES Fund No.1		5,065		4		5,120		5,061		1,977		—		1,977
MW-Pyco NewWave New Technology Investment Fund 4th		3,832		—		3,900		3,832		1,965		—		1,965
Bitgoeul Cheomdan Green 1st Co., Ltd		877		6		1,000		871		165		—		165
KB-SUSUNG 1st Investment Fund		19,690		—		20,000		19,690		2,953		—		2,953
Friend 55 New Technology Business Investment Fund		2,220		3		2,250		2,217		1,182		—		1,182

(In millions of Korean won)
	December 31, 2023*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount
KY Global Cell & Gene Private Equity Fund 2nd	￦	132,025	￦	11	￦	132,331	￦	132,014	￦	26,969	￦	—	￦	26,969
DSIP-Pharos Bioenergy Fund		48,307		44		11,730		48,263		16,458		—		16,458
Shinhan-Eco Venture Fund 2nd		9,067		66		9,125		9,001		1,800		—		1,800
Leading H2O Fund 1		3,088		1		3,110		3,087		1,489		—		1,489
2023 JB Newtech No.2 Fund		6,946		2		7,000		6,944		1,786		—		1,786
U-KB Credit No.1 Private Equity		20,557		6		20,700		20,551		6,851		(1)		6,850
KB-BridgePole Venture Investment Fund No.2		10,502		41		10,500		10,461		1,494		—		1,494
Sirius Silicon Valley I New Technology Fund		2,040		2		2,100		2,038		485		—		485

(In millions of Korean won)	2023*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	—	￦	(12)	￦	—	￦	(12)	￦	—
Balhae Infrastructure Company		126,682		121,783		—		121,783		9,582
Aju Good Technology Venture Fund		20,386		15,176		—		15,176		3,577
Incheon Bridge Co., Ltd.		128,860		22,110		—		22,110		—
Big Dipper Co., Ltd.		324		(242)		—		(242)		—
Food Factory Co., Ltd.		10,283		(89)		—		(89)		—
KBSP Private Equity Fund No.4		3,894		4,073		—		4,073		—
Korea Credit Bureau Co., Ltd.		163,707		8,012		—		8,012		90
KB Social Impact Investment Fund		2,230		1,958		—		1,958		—
KB-Solidus Global Healthcare Fund		42,005		36,193		—		36,193		10,920
POSCO-KB Shipbuilding Fund		709		(191)		—		(191)		—
KB-TS Technology Venture Private Equity Fund		836		362		—		362		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		7,610		2,302		—		2,302		—
KB-SJ Tourism Venture Fund		664		(2,870)		—		(2,870)		—
UNION Media Commerce Fund		—		(16)		—		(16)		—
KB-Stonebridge Secondary Private Equity Fund		9,698		7,558		—		7,558		396
KB SPROTT Renewable Private Equity Fund No.1		26		(689)		—		(689)		—
KB-UTC Inno-Tech Venture Fund		758		(5,024)		2,208		(2,816)		3
WJ Private Equity Fund No.1		430		(218)		—		(218)		—
All Together Korea Fund No.2		303		297		—		297		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		58,734		47,415		—		47,415		—
2020 KB Fintech Renaissance Fund		8,289		8,134		—		8,134		—
KB Material and Parts No.1 PEF		451		90		—		90		34
FineKB Private Equity Fund No.1		820		(2,578)		—		(2,578)		16
G payment Joint Stock Company		11,434		(539)		—		(539)		—
KB-GeneN Medical Venture Fund No.1		—		(187)		—		(187)		—
KB-BridgePole Venture Investment Fund		22,202		21,916		—		21,916		638
KB-Kyobo New Mobility Power Fund		1		(715)		—		(715)		—
DA-Friend New Technology Investment Fund No.2		—		(78)		—		(78)		—
Cornerstone Pentastone Fund No.4		—		(81)		—		(81)		—
Star-Lord General Investors Private Real Estate Investment Company No.10		33,947		(55,599)		—		(55,599)		—
KB-Badgers Future Mobility ESG Fund No.1		150		(2,219)		—		(2,219)		—
JS Private Equity Fund No.3		1,135		963		—		963		—

(In millions of Korean won)	2023*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends
Mirae Asset Mobility Investment Fund No.1	￦	19	￦	(133)	￦	—	￦	(133)	￦	—
KB-FT Green Growth 1st Technology Investment Association		3		(402)		—		(402)		—
Glenwood Credit Private Equity Fund No.2		10,374		9,611		—		9,611		2,428
THE CHAEUL FUND NO.1		1		(55)		—		(55)		—
Smart Korea KB Future9-Sejong Venture Fund		667		391		—		391		—
KB-KTB Technology Venture Fund		166		(917)		—		(917)		—
KB-SOLIDUS Healthcare Investment Fund		16		(1,344)		—		(1,344)		—
Paramark KB Fund No.1		1,085		(3,824)		—		(3,824)		—
KB Co-Investment Private Equity Fund No.1		21		(908)		—		(908)		—
POSITIVE Sobujang Venture Fund No.1		75		(28)		—		(28)		—
History 2022 Fintech Fund		1		(123)		—		(123)		—
KB-NP Green ESG New Technology Venture Capital Fund		21		(2,463)		—		(2,463)		—
TMAP Mobility Co., Ltd.		294,016		(100,432)		—		(100,432)		—
Nextrade Co., Ltd.		—		(7,150)		—		(7,150)		—
Shinhan Global Mobility Fund No.1		—		(115)		—		(115)		—
SKB Next Unicorn K-Battery Fund No.1		123		(87)		—		(87)		—
Lakewood-AVES Fund No.1		—		(60)		—		(60)		—
MW-Pyco NewWave New Technology Investment Fund 4th		1		(68)		—		(68)		—
Bitgoeul Cheomdan Green 1st Co., Ltd.		—		(124)		—		(124)		—
KB-SUSUNG 1st Investment Fund		47		(310)		—		(310)		—
Friend 55 New Technology Business Investment Fund		3		(33)		—		(33)		—
KY Global Cell & Gene Private Equity Fund 2nd		—		(225)		(93)		(318)		—
DSIP-Pharos Bioenergy Fund		36,813		36,533		—		36,533		—
Shinhan-Eco Venture Fund 2nd		2		(125)		—		(125)		—
Leading H2O Fund 1		5		(23)		—		(23)		—
2023 JB Newtech No.2 Fund		2		(56)		—		(56)		—
U-KB Credit No.1 Private Equity		345		(149)		—		(149)		—
KB-BridgePole Venture Investment Fund No.2		2		(39)		—		(39)		—
Sirius Silicon Valley I New Technology		1		(62)		—		(62)		—

(In millions of Korean won)
	December 31, 2024*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount

KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	7,804	￦	—	￦	4,500	￦	7,804	￦	5,203	￦	—	￦	5,203
Balhae Infrastructure Company		971,597		122,393		882,264		849,204		139,015		—		139,015
Aju Good Technology Venture Fund		24,214		—		900		24,214		9,313		—		9,313
Incheon Bridge Co., Ltd.		517,004		520,577		61,096		(3,573)		(535)		535		—
Big Dipper Co., Ltd.		1,527		1,345		495		182		32		—		32
Food Factory Co., Ltd.		8,330		5,253		450		3,077		684		857		1,541
KBSP Private Equity Fund No.4		22,631		560		33,700		22,071		3,995		—		3,995
Korea Credit Bureau Co., Ltd.		150,657		62,343		10,000		88,314		7,948		—		7,948
KB Social Impact Investment Fund		11,965		253		15,000		11,712		3,514		—		3,514
KB-Solidus Global Healthcare Fund		38,836		—		3,000		38,836		16,829		696		17,525
POSCO-KB Shipbuilding Fund		10,316		1		5,840		10,315		3,223		—		3,223
KB-TS Technology Venture Private Equity Fund		26,460		6,587		11,800		19,873		11,129		—		11,129
KB-SJ Tourism Venture Fund		9,893		276		3,078		9,617		1,781		—		1,781
UNION Media Commerce Fund		3,318		56		3,450		3,262		946		—		946

(In millions of Korean won)
	December 31, 2024*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount

KB-Stonebridge Secondary Private Equity Fund	￦	115,993	￦	193	￦	111,020	￦	115,800	￦	16,867	￦	—	￦	16,867
KB SPROTT Renewable Private Equity Fund No.1		24,548		251		29,313		24,297		5,764		1,876		7,640
KB-UTC Inno-Tech Venture Fund		26,935		448		42,418		26,487		11,730		3,752		15,482
WJ Private Equity Fund No.1		35,435		475		37,100		34,960		9,423		—		9,423
All Together Korea Fund No.2		10,849		1		10,001		10,848		10,847		—		10,847
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		123,434		408		82,500		123,026		16,043		—		16,043
2020 KB Fintech Renaissance Fund		21,377		38		10,900		21,339		1,077		—		1,077
FineKB Private Equity Fund No.1		55,144		294		63,760		54,850		13,712		—		13,712
G payment Joint Stock Company		10,253		2,994		2,950		7,259		1,504		1,017		2,521
KB-GeneN Medical Venture Fund No.1		8,526		178		8,880		8,348		1,880		—		1,880
DA-Friend New Technology Investment Fund No.2		3,500		151		3,650		3,349		906		—		906
Cornerstone Pentastone Fund No.4		3,553		3		3,800		3,550		764		—		764
Star-Lord General Investors Private Real Estate Investment Company No.10		514,425		421,241		178,000		93,184		24,452		(24,452)		—
KB-Badgers Future Mobility ESG Fund No.1		32,051		—		44,198		32,051		13,109		—		13,109
JS Private Equity Fund No.3		3,625		—		4,614		3,625		742		—		742
Mirae Asset Mobility Investment Fund No.1		8,417		75		8,700		8,342		1,918		—		1,918
KB-FT Green Growth 1st Technology Investment Association		18,271		—		19,345		18,271		1,889		—		1,889
Glenwood Credit Private Equity Fund No.2		148,970		508		140,500		148,462		44,380		—		44,380
THE CHAEUL FUND NO.1		3,053		—		3,200		3,053		954		—		954
Smart Korea KB Future9-Sejong Venture Fund		6,044		—		6,152		6,044		2,325		—		2,325
KB-KTB Technology Venture Fund		50,673		687		55,000		49,986		25,446		2		25,448
KB-SOLIDUS Healthcare Investment Fund		69,004		3		72,930		69,001		62,383		(101)		62,282
Paramark KB Fund No.1		133,926		28		136,324		133,898		23,219		—		23,219
KB Co-Investment Private Equity Fund No.1		224,659		417		217,807		224,242		15,968		—		15,968
POSITIVE Sobujang Venture Fund No.1		2,003		26		2,000		1,977		869		—		869
History 2022 Fintech Fund		5,507		55		5,750		5,452		1,896		—		1,896
KB-NP Green ESG New Technology Venture Capital Fund		133,929		775		138,872		133,154		38,592		—		38,592
TMAP Mobility Co., Ltd.		797,292		163,070		8,681		634,222		52,287		129,713		182,000

(In millions of Korean won)
	December 31, 2024*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount

Nextrade Co., Ltd.	￦	125,776	￦	2,563	￦	146,100	￦	123,213	￦	8,180	￦	—	￦	8,180
Shinhan Global Mobility Fund No.1		5,320		51		5,700		5,269		1,294		—		1,294
SKB Next Unicorn K-Battery Fund No.1		7,446		—		7,700		7,446		1,850		—		1,850
MW-Pyco NewWave New Technology Investment Fund 4th		3,747		—		3,900		3,747		1,922		—		1,922
Bitgoeul Cheomdan Green 1st Co., Ltd.		1,274		5		1,800		1,269		241		—		241
KB-SUSUNG 1st Investment Fund		14,590		—		10,760		14,590		2,188		—		2,188
Shinhan-Eco Venture Fund 2nd		9,868		3		10,250		9,865		1,973		—		1,973
Leading H2O Fund 1		3,018		1		3,110		3,017		1,455		—		1,455
2023 JB Newtech No.2 Fund		6,634		3		5,466		6,631		1,705		—		1,705
U-KB Credit No.1 Private Equity		24,988		974		21,900		24,014		8,006		—		8,006
KB-BridgePole Venture Investment Fund No.2		10,244		—		10,500		10,244		1,463		—		1,463
Sirius Silicon Valley I New Technology Fund		1,994		1		2,100		1,993		474		—		474
FineKB Private Equity Fund No.2		29,324		78		29,501		29,246		248		—		248
Timefolio Athleisure Investment Fund		8,140		—		8,300		8,140		3,923		—		3,923
VIG Private Equity Fund V-3		4,131		5		4,131		4,126		4,126		(2,490)		1,636
COMPA Global Scale-Up Fund No.3		3,266		—		3,334		3,266		980		—		980
AKK Robotech Valueup New Technology Investment Fund		22,651		6		20,100		22,645		1,127		—		1,127
YG MCE PROJECT NO.1 Fund		5,317		—		5,400		5,317		1,477		—		1,477
HI YG Win-win Fund No.2		9,568		—		9,700		9,568		1,973		—		1,973
KB-CJ Venture Fund 1st		4,333		1		4,500		4,332		1,733		—		1,733
Elohim-Bilanx aerospace No.1 Fund		9,451		5		9,550		9,446		1,978		—		1,978
KB-SUSUNG 2st Investment Fund		15,649		—		15,800		15,649		1,981		—		1,981
IMM global Secondary 1-1 Equity Private Fund		9,503		490		6,769		9,013		3,754		—		3,754
LIB Material Investment Fund		5,787		—		31,387		5,787		1,475		—		1,475
NOVORSEC-SJG Consumer Secondary Fund		6,949		—		7,000		6,949		1,688		—		1,688
Allra Fintech Corp.		185,699		175,310		174		10,389		1,638		7,046		8,684
Reboot Private Equity Fund		32,376		127		32,500		32,249		6,946		—		6,946
KB-SBI Global Strategic Capital Fund		30,205		575		31,046		29,630		10,782		2		10,784
KB-Cyrus Tourism Venture Fund		5,277		—		5,400		5,277		977		—		977
IBKS Design Fund		4,292		—		4,300		4,292		1,996		—		1,996
NICE DATA INTELLIGENCE VENTURE FUND		4,241		—		4,250		4,241		998		—		998
Pectus Hanhwa Fund 2		6,631		—		6,800		6,631		1,950		—		1,950
KB-IMM New Star Real Estate Private Fund I		53,736		110		51,177		53,626		33,074		—		33,074
Korea Environment Technology Co., Ltd.		232,104		54,581		25,000		177,523		43,156		64,272		107,428

(In millions of Korean won)
	2024*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	398	￦	(541)	￦	—	￦	(541)	￦	—
Balhae Infrastructure Company		63,727		70,486		—		70,486		1,541
Aju Good Technology Venture Fund		3,396		(7,447)		—		(7,447)		2,120
Incheon Bridge Co., Ltd.		171,687		66,701		—		66,701		—
Big Dipper Co., Ltd.		251		(346)		—		(346)		—
Food Factory Co., Ltd.		8,804		428		—		428		—
KBSP Private Equity Fund No.4		8,363		8,143		—		8,143		—
Korea Credit Bureau Co., Ltd.		175,338		26,589		—		26,589		90
KB Social Impact Investment Fund		476		(4,465)		—		(4,465)		—
KB-Solidus Global Healthcare Fund		11,049		(114)		—		(114)		910
POSCO-KB Shipbuilding Fund		944		(4,848)		—		(4,848)		—
KB-TS Technology Venture Private Equity Fund		1,832		946		—		946		—
KB-SJ Tourism Venture Fund		26,720		22,068		—		22,068		1,517
UNION Media Commerce Fund		—		(23)		—		(23)		—
KB-Stonebridge Secondary Private Equity Fund		6,646		(8,923)		—		(8,923)		52
KB SPROTT Renewable Private Equity Fund No.1		1		(681)		—		(681)		—
KB-UTC Inno-Tech Venture Fund		963		(2,620)		(561)		(3,181)		—
WJ Private Equity Fund No.1		425		(222)		—		(222)		—
All Together Korea Fund No.2		313		307		—		307		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		24,534		(28,117)		—		(28,117)		—
2020 KB Fintech Renaissance Fund		868		714		—		714		—
FineKB Private Equity Fund No.1		4,809		3,028		—		3,028		32
G payment Joint Stock Company		1,411		(944)		—		(944)		—
KB-GeneN Medical Venture Fund No.1		—		(187)		—		(187)		—
DA-Friend New Technology Investment Fund No.2		—		(79)		—		(79)		—
Cornerstone Pentastone Fund No.4		—		(50)		—		(50)		—
Star-Lord General Investors Private Real Estate Investment Company No.10		18,279		(4,135)		—		(4,135)		—
KB-Badgers Future Mobility ESG Fund No.1		954		(8,304)		—		(8,304)		2
JS Private Equity Fund No.3		309		(1,778)		—		(1,778)		—
Mirae Asset Mobility Investment Fund No.1		14		(135)		—		(135)		—
KB-FT Green Growth 1st Technology Investment Association		12		(379)		—		(379)		—
Glenwood Credit Private Equity Fund No.2		10,374		9,632		—		9,632		2,430
THE CHAEUL FUND NO.1		1		(58)		—		(58)		—
Smart Korea KB Future9-Sejong Venture Fund		37		(190)		—		(190)		—
KB-KTB Technology Venture Fund		693		(3,031)		—		(3,031)		—
KB-SOLIDUS Healthcare Investment Fund		40		(1,284)		—		(1,284)		—
Paramark KB Fund No.1		12,737		8,329		—		8,329		—
KB Co-Investment Private Equity Fund No.1		24,679		23,302		—		23,302		—
POSITIVE Sobujang Venture Fund No.1		5,742		4,900		—		4,900		2,129
History 2022 Fintech Fund		1		(120)		—		(120)		—
KB-NP Green ESG New Technology Venture Capital Fund		767		(2,197)		—		(2,197)		—
TMAP Mobility Co., Ltd.		321,542		(58,287)		—		(58,287)		—
Nextrade Co., Ltd.		3,856		(15,737)		—		(15,737)		—
Shinhan Global Mobility Fund No.1		—		(120)		—		(120)		—
SKB Next Unicorn K-Battery Fund No.1		—		(162)		—		(162)		—
MW-Pyco NewWave New Technology Investment Fund 4th		1		(84)		—		(84)		—

(In millions of Korean won)
	2024*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends
Bitgoeul Cheomdan Green 1st Co., Ltd.	￦	1	￦	(396)	￦	—	￦	(396)	￦	—
KB-SUSUNG 1st Investment Fund		5,164		4,140		—		4,140		—
Shinhan-Eco Venture Fund 2nd		—		(260)		—		(260)		—
Leading H2O Fund 1		3		(71)		—		(71)		—
2023 JB Newtech No.2 Fund		2,533		1,804		—		1,804		150
U-KB Credit No.1 Private Equity		4,487		2,263		—		2,263		—
KB-BridgePole Venture Investment Fund No.2		4		(216)		—		(216)		—
Sirius Silicon Valley I New Technology Fund		10		(45)		—		(45)		—
FineKB Private Equity Fund No.2		4		(255)		—		(255)		—
Timefolio Athleisure Investment Fund		6		(160)		—		(160)		—
VIG Private Equity Fund V-3		—		(5)		—		(5)		—
COMPA Global Scale-Up Fund No.3		9		(68)		—		(68)		—
AKK Robotech Valueup New Technology Investment Fund		2,976		2,545		—		2,545		—
YG MCE PROJECT NO.1 Fund		2		(83)		—		(83)		—
HI YG Win-win Fund No.2		4		(132)		—		(132)		—
KB-CJ Venture Fund 1st		34		(168)		—		(168)		—
Elohim-Bilanx aerospace No.1 Fund		2		(104)		—		(104)		—
KB-SUSUNG 2st Investment Fund		43		(151)		—		(151)		—
IMM global Secondary 1-1 Equity Private Fund		2,318		2,245		—		2,245		—
LIB Material Investment Fund		—		(19,096)		—		(19,096)		—
NOVORSEC-SJG Consumer Secondary Fund		7		(51)		—		(51)		—
Allra Fintech Corp.		6,475		966		—		966		—
Reboot Private Equity Fund		1		(251)		—		(251)		—
KB-SBI Global Strategic Capital Fund		2		(1,416)		—		(1,416)		—
KB-Cyrus Tourism Venture Fund		5		(123)		—		(123)		—
IBKS Design Fund		—		(8)		—		(8)		—
NICE DATA INTTELIGENCE VENTURE FUND		—		(9)		—		(9)		—
Pectus Hanhwa Fund 2		—		(169)		—		(169)		—
KB-IMM New Star Real Estate Private Fund I		2,681		2,449		—		2,449		—
Korea Environment Technology Co., Ltd.		63,024		21,181		—		21,181		—

*
The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.

13.3 Changes in carrying amount of investments in associates and joint ventures for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre hensive income (loss)		Others		Ending

KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	5,978	￦	—	￦	—	￦	—	￦	85	￦	—	￦	—	￦	6,063
Balhae Infrastructure Company		90,617		—		(1,079)		(9,582)		13,810		—		—		93,766
Hahn & Company No. 4-3 Private Equity Fund		—		8,188		(7,253)		—		(935)		—		—		—
Aju Good Technology Venture Fund		19,836		—		(7,800)		(3,577)		5,837		—		—		14,296
KG Capital Co., Ltd.		19,162		—		—		—		252		(2)		(19,412)		—
Big Dipper Co., Ltd.		60		—		—		—		17		17		—		94
Paycoms Co., Ltd.		213		—		—		—		(57)		—		(156)		—
Food Factory Co., Ltd.		1,399		—		—		—		83		1		—		1,483
KBSP Private Equity Fund No.4		1,892		—		—		—		509		93		—		2,494
Korea Credit Bureau Co., Ltd.		4,959		—		—		(90)		748		—		—		5,617
KB Social Impact Investment Fund		4,266		—		—		—		587		—		—		4,853
KB-Solidus Global Healthcare Fund		22,432		—		(8,710)		(10,920)		15,683		—		—		18,485
POSCO-KB Shipbuilding Fund		4,798		—		—		—		(60)		—		—		4,738
KB-TS Technology Venture Private Equity Fund		13,794		—		(672)		—		(750)		—		—		12,372
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		17,051		—		(13,200)		—		1,544		—		—		5,395
KB-SJ Tourism Venture Fund		3,773		—		—		—		(531)		—		—		3,242
UNION Media Commerce Fund		957		—		—		—		(5)		—		—		952
KB-Stonebridge Secondary Private Equity Fund		25,144		—		(6,964)		(396)		1,101		—		—		18,885
KB SPROTT Renewable Private Equity Fund No.1		16,539		—		(475)		—		(154)		—		—		15,910
KB-UTC Inno-Tech Venture Fund		19,180		—		(2,251)		(3)		399		652		—		17,977
WJ Private Equity Fund No.1		9,542		—		—		—		(60)		—		—		9,482
All Together Korea Fund No.2		10,244		—		—		—		297		—		—		10,541
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		12,554		1,800		(2,234)		—		5,690		—		—		17,810
December & Company Inc.		16,029		—		(14,864)		—		—		—		(1,165)		—
2020 KB Fintech Renaissance Fund		630		—		—		—		411		—		—		1,041
KB Material and Parts No.1 PEF		3,321		—		—		(34)		13		—		—		3,300
FineKB Private Equity Fund No.1		10,483		—		(2,125)		(16)		(645)		—		—		7,697
G payment Joint Stock Company		9,281		—		(79)		—		(236)		—		—		8,966
KB-GeneN Medical Venture Fund No.1		1,965		—		—		—		(42)		—		—		1,923
KB-BridgePole Venture Investment Fund		835		—		(714)		(638)		1,380		—		—		863
KB-Kyobo New Mobility Power Fund		2,826		—		—		—		(204)		—		—		2,622
DA-Friend New Technology Investment Fund No.2		949		—		—		—		(21)		—		—		928
Cornerstone Pentastone Fund No.4		792		—		—		—		(17)		—		—		775
SKS-VLP New Technology Investment Fund No.2		1,121		—		(1,121)		—		—		—		—		—
KB-Badgers Future Mobility ESG Fund No.1		1,475		5,538		—		—		(908)		—		—		6,105
JS Private Equity Fund No.3		1,664		—		—		—		198		—		—		1,862
Mirae Asset Mobility Investment Fund No.1		1,979		—		—		—		(30)		—		—		1,949
KB-FT Green Growth 1st Technology Investment Association		1,970		—		—		—		(42)		—		—		1,928

(In millions of Korean won)	2023*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre hensive income (loss)		Others		Ending

Glenwood Credit Private Equity Fund No.2	￦	43,468	￦	—	￦	—	￦	(2,428)	￦	2,882	￦	—	￦	—	￦	43,922
THE CHAEUL FUND NO.1		989		—		—		—		(17)		—		—		972
Smart Korea KB Future9-Sejong Venture Fund		1,870		1,000		(634)		—		162		—		—		2,398
KB-KTB Technology Venture Fund		16,256		5,601		—		—		(466)		—		—		21,391
KB-SOLIDUS Healthcare Investment Fund		18,651		22,752		(12)		—		(1,219)		—		—		40,172
Paramark KB Fund No.1		10,966		3,342		—		—		(663)		—		—		13,645
KB Co-Investment Private Equity Fund No.1		7,233		2,208		—		—		(65)		—		—		9,376
POSITIVE Sobujang Venture Fund No.1		1,977		—		—		—		(12)		—		—		1,965
History 2022 Fintech Fund		1,981		—		—		—		(43)		—		—		1,938
PEBBLES-MW M.C.E New Technology Investment Fund 1 st		1,982		—		(1,982)		—		—		—		—		—
KB-NP Green ESG New Technology Venture Capital Fund		9,043		11,099		—		—		(713)		—		—		19,429
TMAP Mobility Co., Ltd.		194,455		—		(19)		—		(11,893)		1,029		—		183,572
Nextrade Co., Ltd.		9,700		—		—		—		(475)		—		—		9,225
Shinhan Global Mobility Fund No.1		1,345		—		—		—		(21)		—		—		1,324
SKB Next Unicorn K-Battery Fund No.1		1,995		—		(87)		—		(18)		—		—		1,890
Lakewood-AVES Fund No.1		—		2,000		—		—		(23)		—		—		1,977
MW-Pyco NewWave New Technology Investment Fund 4th		—		2,000		—		—		(35)		—		—		1,965
Bitgoeul Cheomdan Green 1st Co., Ltd.		—		190		—		—		(24)		(1)		—		165
KB-SUSUNG 1st Investment Fund		—		3,000		—		—		(47)		—		—		2,953
Friend 55 New Technology Business Investment Fund		—		1,200		—		—		(18)		—		—		1,182
KY Global Cell & Gene Private Equity Fund 2nd		—		27,034		—		—		(46)		(19)		—		26,969
DSIP-Pharos Bioenergy Fund		—		4,000		—		—		12,458		—		—		16,458
Shinhan-Eco Venture Fund 2nd		—		1,825		—		—		(25)		—		—		1,800
Leading H2O Fund 1		—		1,500		—		—		(11)		—		—		1,489
2023 JB Newtech No.2 Fund		—		1,800		—		—		(14)		—		—		1,786
U-KB Credit No.1 Private Equity		—		6,900		—		—		(50)		—		—		6,850
KB-BridgePole Venture Investment Fund No.2		—		1,500		—		—		(6)		—		—		1,494
Sirius Silicon Valley I New Technology Fund		—		500		—		—		(15)		—		—		485
Others		1,049		15		(208)		—		1,899		(1,739)		—		1,016

	￦	682,670	￦	114,992	￦	(72,483)	￦	(27,684)	￦	45,429	￦	31	￦	(20,733)	￦	722,222

(In millions of Korean won)	2024*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre hensive income (loss)		Others		Ending

KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	6,063	￦	—	￦	(600)	￦	—	￦	(260)	￦	—	￦	—	￦	5,203
Balhae Infrastructure Company		93,766		48,051		(4,810)		(1,541)		3,549		—		—		139,015
Aju Good Technology Venture Fund		14,296		—		—		(2,120)		(2,863)		—		—		9,313
Big Dipper Co., Ltd.		94		—		—		—		(62)		—		—		32
Food Factory Co., Ltd.		1,483		—		—		—		57		1		—		1,541
KBSP Private Equity Fund No.4		2,494		—		—		—		832		668		—		3,994
Korea Credit Bureau Co., Ltd.		5,617		—		—		(90)		2,422		—		—		7,949
KB Social Impact Investment Fund		4,853		—		—		—		(1,340)		—		—		3,513
KB-Solidus Global Healthcare Fund		18,485		—		—		(910)		(50)		—		—		17,525
POSCO-KB Shipbuilding Fund		4,738		—		—		—		(1,515)		—		—		3,223
KB-TS Technology Venture Private Equity Fund		12,372		—		(2,464)		—		1,221		—		—		11,129
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		5,395		—		(2,460)		(3,152)		217		—		—		—
KB-SJ Tourism Venture Fund		3,242		—		(4,031)		(1,517)		4,087		—		—		1,781
UNION Media Commerce Fund		952		—		—		—		(7)		—		—		945
KB-Stonebridge Secondary Private Equity Fund		18,885		—		(666)		(52)		(1,300)		—		—		16,867
KB SPROTT Renewable Private Equity Fund No.1		15,910		—		(8,350)		—		80		—		—		7,640
KB-UTC Inno-Tech Venture Fund		17,977		—		(275)		—		(2,054)		(166)		—		15,482
WJ Private Equity Fund No.1		9,482		—		—		—		(60)		—		—		9,422
All Together Korea Fund No.2		10,541		—		—		—		307		—		—		10,848
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		17,810		8,964		(7,778)		—		(2,952)		—		—		16,044
2020 KB Fintech Renaissance Fund		1,041		—		—		—		36		—		—		1,077
KB Material and Parts No.1 PEF		3,300		—		(3,300)		—		—		—		—		—
FineKB Private Equity Fund No.1		7,697		6,790		(1,500)		(32)		757		—		—		13,712
G payment Joint Stock Company		8,966		—		(1,505)		—		(5,373)		—		433		2,521
KB-GeneN Medical Venture Fund No.1		1,923		—		—		—		(42)		—		—		1,881
KB-BridgePole Venture Investment Fund		863		—		(863)		—		—		—		—		—
KB-Kyobo New Mobility Power Fund		2,622		—		(2,622)		—		—		—		—		—
DA-Friend New Technology Investment Fund No.2		928		—		—		—		(21)		—		—		907
Cornerstone Pentastone Fund No.4		775		—		—		—		(11)		—		—		764
KB-Badgers Future Mobility ESG Fund No.1		6,105		10,401		—		(2)		(3,396)		—		—		13,108
JS Private Equity Fund No.3		1,862		—		(755)		—		(364)		—		—		743
Mirae Asset Mobility Investment Fund No.1		1,949		—		—		—		(31)		—		—		1,918
KB-FT Green Growth 1st Technology Investment Association		1,928		—		—		—		(39)		—		—		1,889
Glenwood Credit Private Equity Fund No.2		43,922		—		—		(2,430)		2,888		—		—		44,380
THE CHAEUL FUND NO.1		972		—		—		—		(18)		—		—		954
Smart Korea KB Future9-Sejong Venture Fund		2,398		—		—		—		(73)		—		—		2,325
KB-KTB Technology Venture Fund		21,391		5,600		—		—		(1,543)		—		—		25,448
KB-SOLIDUS Healthcare Investment Fund		40,172		23,270		—		—		(1,160)		—		—		62,282

(In millions of Korean won)	2024*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre hensive income (loss)		Others		Ending

Paramark KB Fund No.1	￦	13,645	￦	8,130	￦	—	￦	—	￦	1,444	￦	—	￦	—	￦	23,219
KB Co-Investment Private Equity Fund No.1		9,376		9,131		(3,098)		—		558		—		—		15,967
POSITIVE Sobujang Venture Fund No.1		1,965		—		(1,121)		(2,129)		2,154		—		—		869
History 2022 Fintech Fund		1,938		—		—		—		(42)		—		—		1,896
KB-NP Green ESG New Technology Venture Capital Fund		19,429		19,800		—		—		(637)		—		—		38,592
TMAP Mobility Co., Ltd.		183,572		—		—		—		(1,385)		(187)		—		182,000
Nextrade Co., Ltd.		9,225		—		—		—		(1,045)		—		—		8,180
Shinhan Global Mobility Fund No.1		1,324		—		—		—		(30)		—		—		1,294
SKB Next Unicorn K-Battery Fund No.1		1,890		—		—		—		(40)		—		—		1,850
Lakewood-AVES Fund No.1		1,977		—		(1,977)		—		—		—		—		—
MW-Pyco NewWave New Technology Investment Fund 4th		1,965		—		—		—		(43)		—		—		1,922
Bitgoeul Cheomdan Green 1st Co., Ltd.		165		152		—		—		(75)		(1)		—		241
KB-SUSUNG 1st Investment Fund		2,953		—		(1,386)		—		621		—		—		2,188
Friend 55 New Technology Business Investment Fund		1,182		—		(1,182)		—		—		—		—		—
KY Global Cell & Gene Private Equity Fund 2nd		26,969		—		(26,969)		—		—		—		—		—
DSIP-Pharos Bioenergy Fund		16,458		—		(16,458)		—		—		—		—		—
Shinhan-Eco Venture Fund 2nd		1,800		225		—		—		(52)		—		—		1,973
Leading H2O Fund 1		1,489		—		—		—		(34)		—		—		1,455
2023 JB Newtech No.2 Fund		1,786		—		(394)		(150)		464		—		—		1,706
U-KB Credit No.1 Private Equity		6,850		400		—		—		754		—		—		8,004
KB-BridgePole Venture Investment Fund No.2		1,494		—		—		—		(31)		—		—		1,463
Sirius Silicon Valley I New Technology Fund		485		—		—		—		(11)		—		—		474
FineKB Private Equity Fund No.2		—		250		—		—		(2)		—		—		248
Timefolio Athleisure Investment Fund		—		4,000		—		—		(77)		—		—		3,923
VIG Private Equity Fund V-3		—		1,636		—		—		—		—		—		1,636
COMPA Global Scale-Up Fund No.3		—		1,000		—		—		(20)		—		—		980
AKK Robotech Valueup New Technology Investment Fund		—		1,000		—		—		127		—		—		1,127
YG MCE PROJECT NO.1 Fund		—		1,500		—		—		(23)		—		—		1,477
HI YG Win-win Fund No.2		—		2,000		—		—		(27)		—		—		1,973
KB-CJ Venture Fund 1st		—		1,800		—		—		(67)		—		—		1,733
Elohim-Bilanx aerospace No.1 Fund		—		2,000		—		—		(22)		—		—		1,978
KB-SUSUNG 2st Investment Fund		—		2,000		—		—		(19)		—		—		1,981
IMM global Secondary 1-1 Equity Private Fund		—		2,819		—		—		935		—		—		3,754
LIB Material Investment Fund		—		4,098		—		—		(2,623)		—		—		1,475
NOVORSEC-SJG Consumer Secondary Fund		—		1,700		—		—		(12)		—		—		1,688
Allra Fintech Corp.		—		8,532		—		—		152		—		—		8,684
Reboot Private Equity Fund		—		7,000		—		—		(54)		—		—		6,946
KB-SBI Global Strategic Capital Fund		—		11,299		—		—		(515)		—		—		10,784
KB-Cyrus Tourism Venture Fund		—		1,000		—		—		(23)		—		—		977
IBKS Design Fund		—		2,000		—		—		(4)		—		—		1,996
NICE DATA INTELLIGENCE VENTURE FUND		—		1,000		—		—		(2)		—		—		998

(In millions of Korean won)	2024*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre hensive income (loss)		Others		Ending

Pectus Hanhwa Fund 2	￦	—	￦	2,000	￦	—	￦	—	￦	(50)	￦	—	￦	—	￦	1,950
KB-IMM New Star Real Estate Private Fund I		—		31,563		—		—		1,510		—		—		33,073
Korea Environment Technology Co., Ltd.		—		107,428		—		—		—		—		—		107,428
Others		1,016		930		(67)		—		(5)		21		18		1,913

	￦	722,222	￦	339,469	￦	(94,631)	￦	(14,125)	￦	(6,332)	￦	336	￦	451	￦	947,390

*	Gains (losses) on disposal of investments in associates and joint ventures amount to ￦6,853 million ￦(10,552) million for the years ended December 31, 2023 and 2024, respectively.
13.4 Unrecognized share of losses of investments in associates and joint ventures due to the discontinuation of recognizing share of losses, for the years ended December 31, 2023 and 2024, and accumulated amount of unrecognized losses as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	Unrecognized losses (gains) for the period				Accumulated unrecognized losses
	2023		2024		December 31, 2023		December 31, 2024

DSMETAL Co., Ltd.	￦	—	￦	—	￦	103	￦	103
Incheon Bridge Co., Ltd.		(3,323)		(12,105)		12,640		535
Jungdong Steel Co., Ltd.		—		—		489		—
Shinla Construction Co., Ltd.		—		—		183		—
Jaeyang Industry Co., Ltd.		—		—		30		30
Terra Corporation		—		—		14		14
Jungdo Co., Ltd.		(120)		—		423		423
Jinseung Tech Co., Ltd.		(18)		—		—		—
Korea NM Tech Co., Ltd.		3		7		34		41
Chongil Machine & Tools Co., Ltd.		—		—		75		75
Skydigital Inc.		20		(3)		197		194
Imt Technology Co., Ltd.		—		2		—		2
Jo Yang Industrial Co., Ltd.		36		127		149		276
MJT&I Corp.		(1)		1		152		153
Dae-A Leisure Co., Ltd.		87		286		599		885
Il-Kwang Electronic Materials Co., Ltd.		—		—		158		158
Dongjo Co., Ltd.		(147)		(26)		549		523
Iwon Alloy Co., Ltd.		(1)		4		18		22
Chunsung-meat co., ltd.		9		—		33		33
ALTSCS CO., LTD.		395		(15)		396		381
E-won Chemical Co., Ltd.		—		8		—		12
TKDS Co., Ltd		—		69		—		177
Taeyoungjungkong Co., Ltd.		—		42		—		42
MJ K Trading Co.		—		36		—		36
DNGV Co., Ltd.		—		46		—		46
Alpa Information & Communication Co., Ltd.		—		77		—		77

(In millions of Korean won)	Unrecognized losses (gains) for the period				Accumulated unrecognized losses
	2023		2024		December 31, 2023		December 31, 2024

JC TECHNO Co., Ltd.	￦	—	￦	243	￦	—	￦	243
RAND Bio Science Co., Ltd.		187		150		727		877
Star-Lord General Investors Private Real Estate Investment Company No.10		7,691		5,643		17,432		23,075

	￦	4,818	￦	(5,408)	￦	34,401	￦	28,433